Organization and Principal Activities (Details)	Dec. 19, 2023 $ / shares $ / shares shares	Aug. 14, 2023 HKD ($) $ / shares shares	Oct. 25, 2021	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 HKD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares	Dec. 19, 2023 HKD ($) $ / shares shares	Oct. 21, 2021 USD ($) $ / shares shares	Oct. 21, 2021 HKD ($) $ / shares shares	Feb. 20, 2004 HKD ($) shares
Organization and Principal Activities [Line Items]
Ordinary shares (in Shares)				4,000,000,000	4,000,000,000	4,000,000,000
Authorized share capital					$ 1,000,000,000				$ 1,000,000,000	$ 128,205,128
Par value | (per share)				$ 0.03	$ 0.25	$ 0.03	$ 0.25
Shares Issued (in Shares)				22,690,000	22,690,000	20,000,000
Issued to DHGL (in Dollars)				$ 727,244		$ 641,026					$ 1
Consideration (in Dollars) | $		$ 4,999,998
Share of par value | $ / shares	$ 0.03
Share capital (in Dollars) | $								$ 5,000,000
Divided (in Shares)	20,000,000
Divided Par Value | $ / shares	$ 0.25
HK [Member]
Organization and Principal Activities [Line Items]
Shares Issued (in Shares)											5,000,000
Common Stock [Member]
Organization and Principal Activities [Line Items]
Par value | (per share)	$ 0.1282							$ 1
Share of par value | $ / shares								$ 0.25
DHGL [Member]
Organization and Principal Activities [Line Items]
Ownership		100.00%
DHGL [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Ownership								100.00%
DHGL [Member]
Organization and Principal Activities [Line Items]
Percentage of DHGL			100.00%
DHGL [Member]
Organization and Principal Activities [Line Items]
Par value | $ / shares		$ 1
Offering shares (in Shares)	5,000,000
Luda Cayman [Member]
Organization and Principal Activities [Line Items]
Offering shares (in Shares)		4,999,998
Common Stock [Member]
Organization and Principal Activities [Line Items]
Ordinary shares (in Shares)								4,000,000,000	1,000,000,000	1,000,000,000
Par value | (per share)					$ 0.25			$ 0.25	$ 0.1282	$ 1